S000056738 [Member] Expense Example - Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF - Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	$ 192